Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Cash and Financial Instruments
The carrying value and estimated fair value of the Company’s cash and financial instruments were as follows:

		As of December 31, 2023		As of December 31, 2022
(In $ millions)	Hierarchy	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents(1)	1	102.5	102.5	108.0	108.0
Restricted cash(1)	1	0.1	0.1	2.5	2.5
Trade receivables(1)	1	56.2	56.2	43.0	43.0
Other current assets (excluding deferred costs)(1)	1	31.5	31.5	25.4	25.4
Due from related parties(1)	1	95.0	95.0	65.6	65.6
Non-current restricted cash(1)	1	—	—	8.0	8.0

Liabilities
Trade payables(1)	1	35.5	35.5	47.7	47.7
Accrued expenses(1)	1	77.0	77.0	80.8	80.8
Short-term accrued interest and other items (1)	1	42.3	42.3	77.7	77.7
Other current liabilities(1)	1	63.2	63.2	36.2	36.2
Short-term debt (2)	1	—	—	100.8	100.8
Short-term debt (2) (3)	2	104.4	100.0	330.8	350.0
Long-term debt (2)	1	—	—	1,177.7	1,177.7
Long-term debt (2) (4)	2	1,818.0	1,690.0	—	—

(1) The carrying values approximate the fair values due to their near term expected receipt of cash.

(2) Short term and long term debt excludes debt discounts, deferred finance charges and effective interest rate adjustments.
(3) As at December 31, 2023, this relates to our 10% Notes due in 2028 and 10.375% Notes due in 2030 and as at December 31, 2022, this relates to our 3.875% Convertible Bond due in 2023. These are fair valued using observable market-based inputs.
(4) As at December 31, 2023 this relates to our 10% Notes due in 2028 and 10.375% Notes due in 2030 and our $250 million Convertible Bond due in 2028 and as at December 31, 2022, this relates to our 3.875% Convertible Bond due in 2023. These are fair valued using observable market-based inputs.